LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.88%
INVESTMENT COMPANIES–96.88%
Equity Funds–37.25%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	2,461,813	$25,430,523
LVIP Delaware Mid Cap Value Fund	3,206,631	115,842,759
LVIP Delaware Value Fund	10,484,234	246,442,407
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	19,500,654	220,259,883
LVIP SSGA Mid-Cap Index Fund	7,871,300	87,820,097
LVIP SSGA Nasdaq-100 Index Fund	1,683,533	17,591,241
LVIP SSGA S&P 500 Index Fund	21,130,944	507,692,068
LVIP SSGA Small-Cap Index Fund	5,225,452	144,468,065
LVIP T. Rowe Price Growth Stock Fund	4,409,313	200,513,490
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,498,486	115,656,087
		1,681,716,620
Fixed Income Funds–39.46%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	12,384,203	111,953,197
LVIP Delaware Bond Fund	64,715,186	730,246,154
LVIP JPMorgan Core Bond Fund	59,075,757	555,784,721
LVIP JPMorgan High Yield Fund	9,908,671	95,034,067
LVIP PIMCO Low Duration Bond Fund	6,079,171	56,919,281
LVIP SSGA Bond Index Fund	21,479,969	206,938,018
LVIP SSGA Short-Term Bond Index Fund	2,505,480	24,794,224
		1,781,669,662
Global Equity Fund–1.20%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	8,119,832	54,069,964
		54,069,964
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.97%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,596,795	$46,540,388
LVIP Franklin Templeton Multi-Factor International Equity Fund	9,037,595	67,357,200
LVIP Loomis Sayles Global Growth Fund	6,434,686	84,513,168
LVIP MFS International Growth Fund	9,077,804	159,261,002
LVIP Mondrian International Value Fund	13,058,597	204,784,914
LVIP SSGA Emerging Markets Equity Index Fund	14,386,397	138,382,751
LVIP SSGA International Index Fund	15,968,533	155,852,879
		856,692,302
Total Affiliated Investments (Cost $3,857,802,720)		4,374,148,548

UNAFFILIATED INVESTMENT–2.97%
INVESTMENT COMPANY–2.97%
Money Market Fund–2.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	134,341,074	134,341,074
Total Unaffiliated Investment (Cost $134,341,074)		134,341,074

TOTAL INVESTMENTS–99.85% (Cost $3,992,143,794)	4,508,489,622
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	6,715,436
NET ASSETS APPLICABLE TO 379,407,260 SHARES OUTSTANDING–100.00%	$4,515,205,058

✧✧Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
29	Australian Dollar	$1,871,950	$1,871,393	12/18/23	$557	$—
65	British Pound	4,960,313	5,063,146	12/18/23	—	(102,833)
84	Euro	11,143,125	11,318,931	12/18/23	—	(175,806)
65	Japanese Yen	5,506,719	5,626,615	12/18/23	—	(119,896)
5	Swedish Krona	920,300	903,904	12/18/23	16,396	—
					16,953	(398,535)
Equity Contracts:
227	E-mini MSCI Emerging Markets Index	10,844,925	11,223,670	12/15/23	—	(378,745)
116	E-mini Russell 2000 Index	10,431,880	10,858,537	12/15/23	—	(426,657)
337	E-mini S&P 500 Index	72,884,675	76,012,373	12/15/23	—	(3,127,698)
86	E-mini S&P MidCap 400 Index	21,675,440	22,373,140	12/15/23	—	(697,700)
309	Euro STOXX 50 Index	13,734,060	13,941,704	12/15/23	—	(207,644)
64	FTSE 100 Index	5,990,007	5,929,920	12/15/23	60,087	—
42	OMXS 30 Index	830,347	840,022	10/20/23	—	(9,675)
18	SPI 200 Index	2,050,175	2,099,082	12/21/23	—	(48,907)
45	TOPIX Index	6,996,621	7,040,326	12/7/23	—	(43,705)
					60,087	(4,940,731)
Total Futures Contracts					$77,040	$(5,339,266)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$4,374,148,548	$—	$—	$4,374,148,548
Unaffiliated Investment Company	134,341,074	—	—	134,341,074
Total Investments	$4,508,489,622	$—	$—	$4,508,489,622
Derivatives:
Assets:
Futures Contracts	$77,040	$—	$—	$77,040
Liabilities:
Futures Contracts	$(5,339,266)	$—	$—	$(5,339,266)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.88%@
Equity Funds-37.25%@
✧✧LVIP Channing Small Cap Value Fund	$25,540,222	$2,402,008	$4,839,132	$202,979	$2,124,446	$25,430,523	2,461,813	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	121,850,663	22,820,138	18,265,558	921,783	(11,484,267)	115,842,759	3,206,631	—	—
✧✧‡LVIP Delaware Value Fund	—	285,365,279	20,338,005	54,772	(18,639,639)	246,442,407	10,484,234	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	264,255,755	25,002,609	58,981,945	2,060,995	(12,077,531)	220,259,883	19,500,654	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	91,333,296	12,859,926	15,220,114	1,039,159	(2,192,170)	87,820,097	7,871,300	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	17,199,655	4,961	5,280,166	(105,496)	5,772,287	17,591,241	1,683,533	—	—
✧✧LVIP SSGA S&P 500 Index Fund	819,567,724	13,654,089	399,983,719	204,044,384	(129,590,410)	507,692,068	21,130,944	—	—
✧✧LVIP SSGA Small-Cap Index Fund	148,317,524	18,014,915	24,446,745	1,032,542	1,549,829	144,468,065	5,225,452	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	197,636,448	50,590	54,001,590	(2,674,904)	59,502,946	200,513,490	4,409,313	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	117,767,281	3,517,963	15,363,203	19,701	9,714,345	115,656,087	4,498,486	—	—
Fixed Income Funds-39.46%@
×,✧✧LVIP Western Asset Core Bond Fund	565,721,412	54,966,711	612,032,194	(104,888,518)	96,232,589	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	212,815,062	33,210	104,167,248	(9,500,535)	12,772,708	111,953,197	12,384,203	—	—
✧✧LVIP Delaware Bond Fund	580,654,405	223,229,494	62,775,978	(13,176,705)	2,314,938	730,246,154	64,715,186	—	—
✧✧‡LVIP JPMorgan Core Bond Fund	—	555,203,122	305,067	530	886,136	555,784,721	59,075,757	—	—
✧✧LVIP JPMorgan High Yield Fund	98,625,123	1,875,582	10,255,046	(1,233,652)	6,022,060	95,034,067	9,908,671	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	155,203,198	22,804	100,796,586	(3,976,965)	6,466,830	56,919,281	6,079,171	—	—
✧✧LVIP SSGA Bond Index Fund	201,484,322	40,140,618	32,141,579	(3,920,984)	1,375,641	206,938,018	21,479,969	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	27,637,446	1,370,966	4,800,099	(82,754)	668,665	24,794,224	2,505,480	—	—
Global Equity Fund-1.20%@
✧✧LVIP BlackRock Real Estate Fund	57,482,611	5,462,479	7,645,941	(2,294,396)	1,065,211	54,069,964	8,119,832	—	—
Global Fixed Income Fund-0.00%@
×,✧✧LVIP Mondrian Global Income Fund	33,152,630	512,530	33,362,881	(3,374,601)	3,072,322	—	—	—	—
International Equity Funds-18.97%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	38,042,753	12,830,095	5,249,306	(882,719)	1,799,565	46,540,388	6,596,795	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	127,097,932	1,749,097	70,268,567	1,401,554	7,377,184	67,357,200	9,037,595	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	90,242,493	2,244,708	22,079,223	2,753,339	11,351,851	84,513,168	6,434,686	—	—
✧✧LVIP MFS International Growth Fund	228,911,470	15,052,712	90,040,209	23,839,662	(18,502,633)	159,261,002	9,077,804	—	—
✧✧LVIP Mondrian International Value Fund	147,131,120	70,106,773	25,934,689	87,882	13,393,828	204,784,914	13,058,597	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	129,959,766	20,919,998	13,528,087	(159,011)	1,190,085	138,382,751	14,386,397	—	—
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$98,711,903	$68,572,550	$16,348,092	$64,766	$4,851,752	$155,852,879	15,968,533	$—	$—
Total	$4,596,342,214	$1,457,985,927	$1,828,450,969	$91,252,808	$57,018,568	$4,374,148,548		$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2022.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
LVIP Global Moderate Allocation Managed Risk Fund–5